MORTGAGE NOTES RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Mortgage Notes Receivable Investments [Abstract]
Schedule of mortgage notes receivable, net of allowances
 The outstanding principal amounts of mortgage notes receivable, net of allowances, were as follows:

	December 31,
	2015	2014
	(in thousands)

Mortgage note due 2023; interest at 11.00%	$69,928	$69,928
Mortgage note due 2024; interest at 9.64%	112,500	112,500
Mortgage note due 2029; interest at 9.23%	413,399	414,550
Other mortgage notes outstanding (1)	83,968	51,101
Mortgage notes receivable, gross	679,795	648,079
Allowance for loss on mortgage notes receivable	—	—
Total mortgages — net	$679,795	$648,079
(1)	Other mortgage notes outstanding have stated interest rates ranging from 8.35% to 12.0% and maturity dates through 2046.